Consolidated Statement of Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2017 INR (₨) ₨ / shares
Revenue
- Rendering of services	₨ 19,640,146	$ 283,935	₨ 19,109,169	₨ 17,033,322
- Sale of products	1,906,739	27,565	1,576,444	1,398,698
Total	21,546,885	311,500	20,685,613	18,432,020
Cost of goods sold and services rendered
- Rendering of services	(11,911,352)	(172,200)	(12,103,596)	(9,806,582)
- Sale of products	(1,690,872)	(24,445)	(1,331,354)	(2,063,639)
Total	(13,602,224)	(196,645)	(13,434,950)	(11,870,221)
Other income	217,216	3,140	189,738	145,872
Selling, general and administrative expenses	(4,874,620)	(70,471)	(4,394,814)	(3,991,273)
Depreciation and amortization	(1,533,912)	(22,176)	(1,754,537)	(1,758,776)
Profit from operating activities	1,753,345	25,348	1,291,050	957,622
Finance income	46,314	670	129,325	122,584
Finance expenses	(728,344)	(10,530)	(496,780)	(437,109)
Net finance income / (expense)	(682,030)	(9,860)	(367,455)	(314,525)
Profit before tax	1,071,315	15,488	923,595	643,097
Income tax (expense) / benefit	(2,612)	(38)	(194)	(698)
Profit for the year	1,068,703	15,450	923,401	642,399
Attributable to:
Equity holders of the Company	1,068,703	15,450	923,401	642,399
Non-controlling interest	0	0	0	0
Profit for the year	₨ 1,068,703	$ 15,450	₨ 923,401	₨ 642,399
Earnings per share
Basic earnings per share | (per share)	₨ 6.92	$ 0.10	₨ 6.14	₨ 4.45
Diluted earnings per share | (per share)	₨ 6.86	$ 0.10	₨ 6.11	₨ 4.45